Income Tax: Schedule of Unrecognized Tax Benefits Roll Forward (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Unrecognized Tax Benefits Roll Forward

	2016	2015

Balance at January 1	$ 1	$ 1
Reductions for prior years' tax positions	(1)	0

Balance at December 31	$ 0	$ 1